Net Loss Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net loss	$ (10,727,642)	$ (34,427,734)	$ (9,491,138)
Ordinary shares [Member]
Denominator:
Weighted-average shares outstanding for basic calculation	4,746,324,022	4,728,185,434	4,901,279,176
Dilutive effect of potential shares	0	0	0
Weighted-average shares outstanding for diluted calculation	4,746,324,022	4,728,185,434	4,901,279,176
Loss per share-basic and diluted
Net loss per share - basic and diluted	$ 0.00	$ (0.01)	$ 0.00
ADS [Member]
Denominator:
Weighted-average shares outstanding for basic calculation	47,463,240	47,281,854	49,012,792
Dilutive effect of potential shares	0	0	0
Weighted-average shares outstanding for diluted calculation	47,463,240	47,281,854	49,012,792
Loss per share-basic and diluted
Net loss per share - basic and diluted	$ (0.23)	$ (0.73)	$ (0.19)